Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Earnings per share [Abstract]
Disclosure of detailed information about earnings per share [text block]
The calculation of basic earnings per share for the years ended March 31, 2019, 2018 and 2017 is based on the profit / (loss) attributable to ordinary shareholders of
₹
1,068,703,
₹
923,401 and
₹
642,399 respectively and a weighted average number of shares outstanding of 154,330,243, 150,417,470 and 144,498,253 respectively, calculated as follows:

	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
Net profit – as reported	1,068,703	923,401	642,399

Weighted average number of shares – basic	154,330,243	150,417,470	144,498,253
Basic earnings per share	6.92	6.14	4.45

Weighted average number of shares – diluted	155,757,426	151,064,039	144,498,253
Diluted earnings per share	6.86	6.11	4.45

Disclosure of detailed information about weighted average number of shares [text block]
Weighted average number of ordinary shares basic

	Year ended March 31,
	2019	2018	2017
Issued fully paid ordinary shares at April 01	53,684,647	53,530,787	53,530,787
Effect of shares issued on exercise of stock options	226,075	11,683	-
Effect of partly paid shares (Note 1)	100,419,521	9,687,5000	90,967,466
Weighted average number of equity shares and equivalent shares outstanding	154,330,243	150,417,470	144,498,253

Disclosure of detailed information about adjusted weighted average number of shares [text block]
Weighted average number of ordinary shares diluted

	Year ended March 31,
	2019	2018	2017
Weighted average number of ordinary shares (basic)	154,330,243	150,417,470	144,498,253
Effect of stock options (Note 2)	1,427,183	646,569	-
Weighted average number of equity shares outstanding (diluted)	155,757,426	151,064,039	144,498,253